Earnings per share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Earnings per share	Earnings per share

	2025	2024	2023
Profit attributable to equity holders of the parent (US$m)	2,718	3,573	1,660
Weighted average number of shares on issue for basic earnings per share	1,895,437,383	1,895,703,924	1,896,498,169
Effect of dilution from contingently issuable shares	17,983,754	16,221,362	14,444,802
Weighted average number of shares on issue adjusted for the effect of dilution	1,913,421,137	1,911,925,286	1,910,942,971
Basic earnings per share (US cents)	143.4	188.5	87.5
Diluted earnings per share (US cents)	142.0	186.9	86.9
Earnings per share is calculated by dividing the profit for the year attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares on issue during the year. The weighted average number of shares makes allowance for shares reserved for employee share plans. Diluted earnings per share is calculated by adjusting basic earnings per share by the number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.
There have been no significant transactions involving ordinary shares between the reporting date and the date of completion of these financial statements.